UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-05651

DREYFUS NEW YORK MUNICIPAL INCOME, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	12/31/04

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus New York Municipal Income Fund

Long-Term Municipal Investments--97.1%	December 31, 2004 (Unaudited)

	Principal
	Amount ($)	Value ($)
New York--90.7%

Albany Industrial Development Agency, LR
(New York Assembly Building Project) 7.75%, 1/1/2010	800,000	897,960

Erie County Industrial Development Agency, Life Care Community
Revenue (Episcopal Church Home) 6%, 2/1/2028	1,500,000	1,534,320

Huntington Housing Authority, Senior Housing Facility Revenue
(Gurwin Jewish Senior Residences) 6%, 5/1/2039	1,000,000	955,240

Metropolitan Transportation Authority, Dedicated Tax Fund:
5%, 11/15/2028	1,400,000	1,442,616
5%, 11/15/2030	1,000,000	1,019,170

Monroe Tobacco Asset Securitization Corp., Tobacco Settlement Asse
Backed 6.625%, 6/1/2042	500,000	504,505

Nassau County Industrial Development Agency,
IDR (Keyspan - Glenwood) 5.25%, 6/1/2027	1,000,000	1,022,130

New York City:
7.25%, 8/15/2007	1,500,000	1,674,945
5.50%, 6/1/2023	1,000,000	1,087,270

New York City Industrial Development Agency:
Civic Facility Revenue:
(Staten Island University Hospital Project)
6.375%, 7/1/2031	995,000	950,414
(United Jewish Appeal Federation Project)
5%, 7/1/2027	1,000,000	1,037,130
IDR:
(Brooklyn Navy Yard - Cogen Partners) 5.75%, 10/1/2036	1,000,000	947,680
(Empowerment Zone - Harlem Mall) 5.125%, 12/30/2023	1,000,000	1,003,660
(Terminal One Group Association Project) 6%, 1/1/2019	1,100,000	1,129,260

New York City Municipal Water Finance Authority, Water and Sewer
System Revenue 5.125%, 6/15/2033 (Insured; MBIA)	1,000,000	1,038,230

New York City Transitional Finance Authority, Future Tax Secured
Revenue 6%, 8/15/2029	1,000,000	1,156,260

New York Counties Tobacco Trust, Tobacco Settlement Pass
Through Bonds 6.50%, 6/1/2035	1,000,000	999,930

New York State Dormitory Authority, Revenue:
Health, Hospital and Nursing Home (Mount Sinai Health)
6.50%, 7/1/2025	1,000,000	1,047,090
Judicial Facility Lease (Suffolk County Issue) 9.50%, 4/15/2014	100,000	144,741
(State University Educational Facilities)
6%, 5/15/2025 (Prerefunded 5/15/2005)	1,000,000 a	1,034,980
Secured Hospital (Saint Agnes Hospital) 5.40%, 2/15/2025	1,200,000	1,253,124
State Personal Income Tax 5.05%, 3/15/2032	500,000	512,965
(Winthrop University Hospital Association) 5.50%, 7/1/2032	1,000,000	1,036,380

New York State Environmental Facilities Corp., SWDR (Occidental
Petroleum Corp) 5.70%, 9/1/2028	600,000	601,290

New York State Mortgage Agency,
Homeownership Mortgage Revenue 7.56%, 10/1/2007	860,000	b,c	950,481

New York State Power Authority, Revenue:
7.89%, 11/15/2015 (Insured; MBIA)	1,000,000	b,c	1,178,640
5%, 11/15/2020	500,000		531,895

Onondaga County Industrial Development Agency, IDR
(Weyerhaeuser Project) 9%, 10/1/2007	1,200,000		1,361,700

Port Authority of New York and New Jersey 7.85%, 12/1/2012	1,000,000	b,c	1,041,100

Watervliet Housing Authority, Residential Housing (Beltrone Living
Center Project) 6.125%, 6/1/2038	1,000,000		936,820

Yonkers Industrial Development Agency, Civic Facility Revenue
(Saint Joseph's Hospital) 6.20%, 3/1/2020	1,600,000		1,313,984

U.S. Related--6.4%

Commonwealth of Puerto Rico Highway and Transportation Authority
Transportation Revenue 7.87%, 7/1/2038 (Insured; MBIA)	1,000,000	b,c	1,061,210
.
Virgin Islands Public Finance Authority, Revenue
6.375%, 10/1/2019	1,000,000		1,154,710

Total Long-Term Municipal Investments
(cost $32,248,385)			33,561,830

Short-Term Municipal Investments-1.2%

New York City Transitional Finance Authority, Revenue
(New York City Recovery):
2.15%	200,000	d	200,000
2.20% (SBPA; Bank of New York)	200,000	d	200,000

Total Short-Term Municipal Investments
(cost $400,000)			400,000

TOTAL INVESTMENTS--100.0%
(cost $32,648,385)	98.3%		33,961,830

CASH AND RECEIVABLES (NET)	1.7%		590,151

NET ASSETS	100.0%		34,551,981

Notes to Statement of Investments:
a Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Inverse floater security-the interest rate is subject to change periodically.
c Securities exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed to be liquid by the Investment Adviser. At December 31, 2004 these securities amounted to $4,231,431, 12.2% of net assets.
d Securities payable on demand. Variable rate interest- subject to periodic change.
e Securities valuation policies and other investment related disclosures are hereby incorporated by reference the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Page 2

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW YORK MUNICIPAL INCOME, INC.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	February 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	February 18, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	February 18, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)